Equity - Total Number of Treasury Stock Held (Detail) - shares	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Common shares	1,811,428,430	1,811,428,430	1,811,428,430	1,811,428,430
Treasury stock [member]
Disclosure of classes of share capital [line items]
Common shares	147,087,841	100,828,074	84,773,162